Loans Payable - Additional Information (Detail) ¥ in Millions, $ in Millions					1 Months Ended									12 Months Ended
	Nov. 30, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Jul. 31, 2021 CNY (¥)	Jul. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Oct. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	Oct. 31, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Apr. 30, 2017 CNY (¥)	Jun. 30, 2016 USD ($) Tranche	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)	Jul. 31, 2021 USD ($)	Apr. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2019 CNY (¥)	Nov. 30, 2016 USD ($) Tranche
Debt Instrument [Line Items]
Short-term loans														¥ 4,168		¥ 3,016			$ 654
Weighted average interest rates for outstanding borrowings														4.80%		4.30%			4.80%				4.30%
Unused line of credit for short term loans														¥ 2,800		¥ 840			$ 432
Outstanding borrowings from third party investors														12,600		6,500			2,000
iQIYI
Debt Instrument [Line Items]
Other receivables | $																			5
Debt Collateral																548
Carrying amount of real estate used as collateral														535		548			84
Restricted cash														34					5				$ 4
Unsatisfied financial convents short term borrowings outstanding														600					94
Other loans [Member] | iQIYI | 2018 factored receivables
Debt Instrument [Line Items]
Repayments Of LongTermDebt																371	¥ 75
Effective interest rate																		7.00%
Accounts payable to certain suppliers selected for securitization																		¥ 525
Proceeds from issuance of debt securities																		¥ 446
Other loans [Member] | iQIYI | 2018 factored receivables | Minimum
Debt Instrument [Line Items]
Interest rate																		5.00%
Securities with maturities ranging																		2019
Other loans [Member] | iQIYI | 2018 factored receivables | Maximum
Debt Instrument [Line Items]
Interest rate																		5.50%
Securities with maturities ranging																		2020
Other loans [Member] | iQIYI | 2019 factored receivables
Debt Instrument [Line Items]
Interest rate																								5.10%
Repayments Of LongTermDebt					¥ 470	$ 74				¥ 30
Effective interest rate																								5.97%
Accounts payable to certain suppliers selected for securitization																								¥ 587
Proceeds from issuance of debt securities																	500
Other loans [Member] | iQIYI | July Two Thousands and Twenty One Factored Receivables [Member]
Debt Instrument [Line Items]
Interest rate			5.50%																		5.50%
Effective interest rate			8.40%																		8.40%
Accounts payable to certain suppliers selected for securitization			¥ 232																		$ 36
Proceeds from issuance of debt securities			¥ 200	$ 31
Other loans [Member] | iQIYI | November Two Thousands and Twenty One Factored Receivables [Member]
Debt Instrument [Line Items]
Interest rate	4.50%																			4.50%
Effective interest rate	8.26%																			8.26%
Accounts payable to certain suppliers selected for securitization	¥ 634																			$ 99
Proceeds from issuance of debt securities	¥ 570	$ 89
Bank Of China | iQIYI
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan												¥ 299
Bank loan maturity period												3 years
Interest rate												4.47%
Repayments Of LongTermDebt																274	10
A Group Of 21 Arrangers
Debt Instrument [Line Items]
Bank loan maturity period													5 years
A Group Of 21 Arrangers | Unsecured Loan 1
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan | $													$ 1,000
Bank loan maturity period													5 years
Number of tranches issued and sold | Tranche													2
A Group Of 21 Arrangers | Unsecured Loan 2
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan | $													$ 1,000
Bank loan maturity period													5 years
Number of tranches issued and sold | Tranche																									2
A Group Of 21 Arrangers | Debt Instrument Tranche One | Unsecured Loan 1
Debt Instrument [Line Items]
Amount borrowed under the commitment of a bank loan | $													$ 250
Interest rate													2.11%												2.78%
A Group Of 21 Arrangers | Debt Instrument Tranche Two | Unsecured Loan 1
Debt Instrument [Line Items]
Amount borrowed under the commitment of a bank loan | $																									$ 250
Interest rate													2.10%												2.78%
JP Morgan Chase Bank N A
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan											¥ 800
Bank loan maturity period											2 years
Amount borrowed under the commitment of a bank loan											¥ 448
Interest rate											3.55%
Repayments Of LongTermDebt														411	$ 64	34	¥ 3
JP Morgan Chase Bank N A | Held-to-maturity Securities
Debt Instrument [Line Items]
Debt Collateral | $																			0				$ 71
Factoring Arrangements
Debt Instrument [Line Items]
Short-term loans														750		390			118
Factoring Arrangements | iQIYI
Debt Instrument [Line Items]
Structured payable arrangement amount														1,100		¥ 396			$ 166
A Group Of 22 Arrangers
Debt Instrument [Line Items]
Bank loan maturity period									5 years
Debt face amount | $																						$ 3,000
A Group Of 22 Arrangers | Five-year bullet maturity term loan
Debt Instrument [Line Items]
Bank loan maturity period									5 years
Interest rate									1.71%													1.71%
Debt face amount | $																						$ 1,500
Proceeds from Issuance of Debt							¥ 9,600	$ 1,500
A Group Of 22 Arrangers | Revolving Credit Facility
Debt Instrument [Line Items]
Bank loan maturity period									5 years
Interest rate									1.72%													1.72%
Debt face amount									¥ 1,500
Proceeds from Issuance of Debt														¥ 3,200	$ 500